Share-Based Compensation - Summary of RSUs, DSUs and PSUs Outstanding (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
RSUs
Instruments (#)
Outstanding, beginning (in shares)	797,689	661,449
Issued/ Granted (in shares)	378,369	378,900
Vested/ Exercised (in shares)	(364,551)	(158,248)
Expired (in shares)		(84,385)
Forfeited/ Cancelled (in shares)	(54,168)	(27)
Outstanding, ending (in shares)	757,339	797,689
DSUs
Instruments (#)
Outstanding, beginning (in shares)	277,206	91,045
Issued/ Granted (in shares)	160,928	225,292
Vested/ Exercised (in shares)	(65,532)	(21,397)
Forfeited/ Cancelled (in shares)		(17,734)
Outstanding, ending (in shares)	372,602	277,206
PSUs
Instruments (#)
Outstanding, beginning (in shares)	700,880	230,824
Issued/ Granted (in shares)	664,277	522,907
Vested/ Exercised (in shares)	(134,040)	(26)
Expired (in shares)	(27,767)	(24,080)
Forfeited/ Cancelled (in shares)	(38,876)	(28,745)
Outstanding, ending (in shares)	1,164,474	700,880